S000006735 [Member] Investment Objectives and Goals - International Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: INTERNATIONAL EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the International Equity Fund (the “Fund”) is to seek to achieve capital appreciation.